Income Taxes and Employee Retention Tax Credits (Tables)	12 Months Ended
Dec. 21, 2023
Income Taxes
Components of the provision for income taxes
	2023	2022
Current:
Federal	$-	$10,000
State	-	-
Foreign	-	-
Total current provision	-	10,000
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$-	$10,000

Schedule of reconciliation of effective tax rate
	2023	2022
Federal statutory tax rate	21%	21%
R&D credit, net impact	0%	30%
Nontaxable variable interest loss	0%	(53)%
Share based compensation	5%	(23)%
Nontaxable revaluation of fair value instruments	(32)%	-%
Nontaxable PPP loan forgiveness	0%	48%
Nontaxable ERTC credits	0%	51%

True-up to prior year valuation allowance	0%	(50)%
Change in valuation allowance	6%	(26)%
Effective tax rate	0%	(2)%

Components of deferred tax assets
Deferred tax assets	2023	2022
Tax credit carryforward	$1,286,195	$1,286,195
Deferred revenue	1,009,141	1,112,003
Capitalized research and development costs	951,497	620,791
Net operating loss carryforward	898,302	318,302
Capital loss carry-forward	52,560	52,560
Operating lease liability	234,901	-
Property and equipment	4,920	29,971
	4,437,516	3,419,822
Valuation allowance	(4,205,507)	(3,419,822)
Net deferred tax assets	$232,009	$-

Deferred tax liabilities
Right-of-use assets	(232,009)	-

Total net deferred tax	$-	$-